P E A R  T R E E  F U N D S

May 29, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re:	Pear Tree Funds (File No. 811-03790 and 333-102055)

Pear Tree Polaris Small Cap Fund

Pear Tree Quality Fund

Pear Tree PanAgora Emerging Markets Fund

Pear Tree Polaris Foreign Value Fund

Pear Tree Polaris Foreign Value Small Cap Fund

Dear Sir or Madam:

On behalf Pear Tree Funds (the “Trust”), transmitted herewith for filing, pursuant to Rule 30b2-1(a) under the Investment Company Act of 1940, as amended, is Form N-CSR for the period ending March 31, 2018.

Thank you for your assistance. Should you have any questions, please feel free to call me at 781-676-5965.

Sincerely,

/s/Deborah A. Kessinger
Deborah A. Kessinger
Assistant Clerk

55 Old Bedford Road, Lincoln, MA 01773 ■ 800-331-1244 ■ fax 781-259-1166 ■ www.peartreefunds.com

Distributed by U.S. Boston Capital Corporation, Member FINRA/SIPC